Commitments and contingencies - Summary of Significant Contractual Obligations and Commercial Commitments (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jul. 31, 2017
Operating Leased Assets [Line Items]
Total			$ 338,414
Less than 1 year	$ 84,453	$ 142,780	122,858
Thereafter	$ 637,360
Office Space Located in Maynard, Massachusetts
Operating Leased Assets [Line Items]
Total			278,000	$ 332,824
Less than 1 year			63,000
1-3 years			131,000
3-5 years			84,000
Thereafter			0
Panama Farm Site
Operating Leased Assets [Line Items]
Total			60,000
Less than 1 year			60,000
1-3 years			0
3-5 years			0
Thereafter			0
Indiana auto lease
Operating Leased Assets [Line Items]
Total			11,000
Less than 1 year			5,000
1-3 years			6,000
3-5 years			0
Thereafter			0
Indiana well lease
Operating Leased Assets [Line Items]
Total			717,000
Less than 1 year			15,000
1-3 years			32,000
3-5 years			33,000
Thereafter			637,000
Significant Contractual Obligations and Commercial Commitments
Operating Leased Assets [Line Items]
Total			1,066,000
Less than 1 year			143,000
1-3 years			169,000
3-5 years			117,000
Thereafter			$ 637,000